Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 285,000.00
Previously Paid Amount	0.00
Total Fee Amount	43.63
Total Offset Amount	0.00
Net Fee	43.63
Narrative - Max Aggregate Offering Price	$ 285,000.00
Final Prospectus	true